Other Liabilities, Provisions and Commitments - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	$ 4,150	$ 5,100
Taxes
Disclosure of other provisions [line items]
Provisions	2,066	2,540	$ 4,696	$ 5,038
Labor
Disclosure of other provisions [line items]
Provisions	1,472	1,681	2,222	2,340
Legal
Disclosure of other provisions [line items]
Provisions	$ 612	$ 879	$ 1,065	$ 920